International Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans
Loans	$ 7,209,151	$ 7,541,754
Less allowance for credit losses	(110,374)	(109,059)	$ (60,278)	$ (61,384)
Net loans	7,098,777	7,432,695
Accrued interest receivable	30,593	37,881
International Banking Services [Member]
Loans
Accrued interest receivable	449	605
Outstanding standby and commercial letters of credit	111,955
Revenues	4,090	4,676	$ 5,445
International Banking Services [Member] | Foreign
Loans
Loans	134,797	138,970
Less allowance for credit losses	(762)	(753)
Net loans	134,035	138,217
International Banking Services [Member] | Foreign | Commercial
Loans
Loans	91,861	90,177
International Banking Services [Member] | Foreign | Others
Loans
Loans	$ 42,936	$ 48,793